Costs According to Type of Cost	12 Months Ended
Dec. 31, 2020
Costs According to Type of Cost
Costs According to Type of Cost

Note 7 Costs According to Type of Cost

	Year Ended December 31,
	2020	2019	2018
Other external expenses	311,329	176,729	111,251
Personnel costs	68,943	34,157	19,090
Depreciation on equipment’s and right-of-use assets	2,823	1,822	51
Other operating expenses	—	4,525	2,090
Total	383,095	217,233	132,482